Leases - Summary of cash flow information and initial recognition of right of use asset and lease liability related to operating leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Cash flows for operating leases	¥ 50,114	¥ 49,339	¥ 44,689
ROU assets recognized in connection with new operating leases	¥ 29,148	¥ 29,374	¥ 36,032